CONTRACT COSTS, NET (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
CONTRACT COSTS, NET
Contract costs	¥ 33,275,972			$ 5,230,905		¥ 53,344,816
Allowance for credit losses	(1,911,499)			(300,483)		(4,548,910)	$ (715,078)	¥ (139,762)
Total contract costs, net	31,364,473			4,930,422		¥ 48,795,906
Contract costs	31,364,473			4,930,422	¥ 48,795,906
Total contracts costs that have been subsequently realized	¥ 6,639,367			$ 1,043,693
Percentage of total contracts costs subsequently realized	21.20%			21.20%
Net recovery of provision for credit losses	¥ 2,676,267	$ 420,703	¥ 85,514